Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 5,298,599	$ 3,122,308
Research and development credit carryforwards	185,680	185,680
Intangible assets	152,109	48,629
Property and equipment	30,957	34,974
Accrued salaries		106,400
Stock-based compensation	526,945	419,868
Deferred rent	6,292	1,394
Impairment loss	136,612	136,612
Total gross deferred tax assets	6,337,194	4,055,865
Less: valuation allowance	(6,337,194)	(4,055,865)
Total